Commitments and Contingencies	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

NOTE 5 – COMMITMENTS AND CONTINGENCIES

The Company entered into a 60 month lease agreement on October 1, 2016 to rent office space. The lease requires monthly payments of $1,600 for the first 24 months and after that increases by 3% each year, and contains one five year renewal option. Rental expenses under this lease for the years ended December 31, 2018 and 2017 was $19,334 and $17,600, respectively. The lease also required an advance payment of $1,600 for the last month of rent as well as a $1,600 security deposit. Future minimum lease payments due under this operating lease, including renewal periods, are as follows:

Year ended December 31, 2019	$19,923
Year ended December 31, 2020	20,517
Year ended December 31, 2021	21,132
Thereafter	109,284
Total minimum lease payments	$170,856

The Company also pays rental charges for warehouse and storage space under a three year lease agreement dated May 18, 2017, with payments due calculated at $1,400 per container.